Capital and Reserves	6 Months Ended
Jun. 30, 2025
Capital and Reserves [Abstract]
Capital and Reserves
3.	Capital and Reserves

Share capital

The issued share capital of the Company consisted of:

	June 30,		December 31,
	2025		2024
	Number	US$	Number	US$
Common shares with par value of $0.002 each	5,715,472	11,431	4,662,080	9,324
Total	5,715,472	11,431	4,662,080	9,324

	Common Shares
	(Number)
	2025	2024
As of January 1	4,662,080	1,477,785
2022 Commitment Purchase Agreement	-	555,279
HCW Sales Agreement	-	637,460
Equity Incentive Plan	1,053,392	-
Total, as of June 30	5,715,472	2,670,524

Equity offerings

On September 19, 2024 the Company closed a public offering of 377,000 common shares and 5,178,556 pre-funded warrants accompanied by Series A-1 common warrants to purchase up to 5,555,556 common shares and Series A-2 common warrants to purchase up to 5,555,556 common shares, at a combined public offering price of $0.72 per share (or per pre-funded warrant in lieu thereof) (the “2024 Public Offering”). The Series A-1 common warrants have an exercise price of $0.72 per share, are immediately exercisable upon issuance and will expire on the earlier of the eighteen-month anniversary of the initial issuance date or 60 days following the date the Company publicly announces positive biodistribution data for AM-401 or AM-411 nanoparticles. The Series A-2 common warrants have an exercise price of $0.72 per share, are immediately exercisable upon issuance and will expire on the earlier of the five-year anniversary of the initial issuance date or six months following the date the Company publicly announces the entry into one or more agreements relating to the further development and commercialization for AM-401 or AM-411, provided at least one such agreement covers a territory that includes all or a part of the European Union or the United States. The total gross proceeds from the offering amounted to $3,991,410. As of June 30, 2025, an aggregate of 883,556 pre-funded warrants had been exercised for a total amount of $1,767; 4,295,000 pre-funded warrants were still outstanding. After full exercise of pre-funded warrants, gross proceeds from the offering will amount to $4,000,000. Directly related transaction costs of $664,618 were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included average volatility of 99.60% and an annual risk-free rate of 3.62%. The total fair value of the warrants issued amounted to $5,573,321 and was recorded in equity as a cost of the offering.

On January 19, 2024, the Company entered into a sales agreement with H.C. Wainwright & Co., LLC (“HCW” and the “HCW Sales Agreement”). Pursuant to the terms of the HCW Sales Agreement the Company may offer and sell its common shares, from time to time through HCW by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. In the first six months of 2024, we issued 637,460 shares under the HCW Sales Agreement for aggregate gross proceeds of $1.66 million.

The HCW Sales Agreement effectively replaced the sales agreement that the Company had concluded with A.G.P./Alliance Global Partners (“A.G.P.” and the “A.G.P. Sales Agreement”) on November 30, 2018 and amended on April 5, 2019 and which the Company terminated effective January 1, 2024. Pursuant to the terms of the A.G.P. Sales Agreement, the Company could offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” (ATM) offering as defined in Rule 415(a)(4) promulgated under the Securities Act.

On July 10, 2023, the Company closed a public offering of 43,750 common shares and 511,806 pre-funded warrants and accompanying common warrants to purchase up to 555,556 common shares, at a combined public offering price of $9.00 per share, pre-funded warrant and accompanying common warrant. The common warrants have an exercise price of CHF 8.00 per share, are exercisable immediately and expire five years from the date of issuance. The Company additionally granted 36,113 warrants to the Placement Agent with a strike price of CHF 10.00 and an exercise period of 5 years. As of December 31, 2023, all pre-funded warrants were exercised for a total amount of $112,597. The total gross proceeds from the offering amounted to $5,000,000. Directly related transaction costs of $718,767 were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included volatility of 107.34% and an annual risk-free rate of 4.25%. The total fair value of the warrants issued amounted to $4,660,305 and was recorded in equity as a cost of the offering. In connection with the 2024 Public Offering, the Company agreed to amend the terms of the common warrants issued in the 2023 Public Offering. Under the amendment, the exercise price on 555,556 warrants was lowered from CHF 8.00 per common share to the exercise prices of the newly issued Series A-1 and Series A-2 common warrants, i.e., to $0.72 per common share, and their duration was extended from July 10, 2028, to September 19, 2029.

On May 1, 2023, the Company entered into a convertible loan agreement with FiveT Investment Management Ltd. (“FiveT IM” and the “2023 FiveT Loan”; see Note 4, Loans). Under the 2023 FiveT Loan the Company sold an aggregate 443,294 common shares at an average price of CHF 5.07 to FiveT IM in 2023. In connection with the 2023 FiveT Loan, FiveT IM received warrants to purchase an aggregate of 81,274 common shares at an exercise price of CHF 30.76 per common share, which may be exercised for up to five years. On December 7, 2023, the Company entered into a letter agreement (the “Warrant Inducement Agreement”) under which FiveT IM was granted the option to exercise the warrants by or before December 14, 2023 at a reduced exercise price which was defined as 90% of the daily trading volume weighted average price for the Company’s common shares on the NASDAQ stock exchange on the trading day following the date of each such exercise and receive additional warrants upon any such exercise. FiveT IM exercised all existing warrants at the weighted average exercise price of CHF 6.656 per common share, yielding proceeds of $614,896 to the Company. The repricing in accordance with the warrant inducement agreement led to a reclassification of a portion of the existing warrants from equity to derivative financial liabilities. A revaluation gain from derivative financial instruments of $16,768 was realized on the revaluation of the existing warrants between the date of the Warrant Inducement Agreement and the date of the exercise of the warrants. The fair value was determined using the Black-Scholes valuation model. On December 15, 2023, the Company issued to FiveT IM new warrants to purchase 81,274 common shares at CHF 6.656 each for six months from their date of issuance and to purchase 81,274 common shares at CHF 6.656 each for two years from their date of issuance. The fair value of the new warrants issued was calculated using the Black-Scholes valuation model. Fair value assumptions included volatility of 113.4% and 115.0% and annual risk-free interest rates of 5.4% and 4.7% for the 6-month and 2-year warrants, respectively. The total fair value of the new warrants issued was $196,127 and was recorded in equity. The 6-month warrants expired unexercised on June 15, 2024, and their proportionate fair value of $45,774 was reclassified from other reserves to share premium.

On December 5, 2022, the Company entered into a purchase agreement with Lincoln Park Capital Fund, LLC (“LPC” and the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10.0 million of the Company’s common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 2,500 common shares immediately to LPC as commitment shares. In 2023, the Company issued an aggregate of 17,500 common shares for aggregate proceeds of $854,475 and in 2024 the Company issued an aggregate of 1,286,279 common shares for aggregate proceeds of $1,720,930 to LPC under the 2022 Commitment Purchase Agreement. The 2022 Commitment Purchase Agreement expired on January 1, 2025.

As of December 31, 2024, the fair value of the warrants issued in the January 2018 Registered Offering amounted to zero. The warrants expired unexercised on January 30, 2025.

Issue of common shares under the Equity Incentive Plan

In the first six months of 2025, the Company issued, in lieu of a cash bonus, 1,053,392 common shares at the prevailing market rate of $0.05 each to one member of the Executive Management Committee.

Issue of common shares upon exercise of options

During the six months ended June 30, 2025, no options were exercised.